Segmentation of key figures (Details 8) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Profit sharing income	$ 182	$ 171	$ 351	$ 331
Royalty income	25	47	69	99
Milestone income	47	72	121	81
Other	6	4	15	18
Other revenues	260	294	556	529
Innovative Medicines
Disclosure of operating segments [line items]
Profit sharing income	181	170	350	330
Royalty income	15	42	49	85
Milestone income	47	70	98	78
Other	7	3	14	15
Other revenues	250	285	511	508
Sandoz
Disclosure of operating segments [line items]
Profit sharing income	1	1	1	1
Royalty income	4	2	7	3
Milestone income		2	23	3
Other	1	1	3	3
Other revenues	6	6	34	10
Corporate
Disclosure of operating segments [line items]
Royalty income	6	3	13	11
Other	(2)		(2)
Other revenues	$ 4	$ 3	$ 11	$ 11